Inventories - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories [Line Items]
Cost of inventories recognised as expense during period	₽ 116,900	₽ 75,929
Rebates and subsidies expense	9,490	4,871
Inventories, at net realisable value	831	173
Write-downs and losses of inventories	₽ 2,486	₽ 309